NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2014	2015	2016

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$15,520	$16,198	$11,907

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	43,287,523	44,247,556	44,347,083
Effect of dilutive securities	17,291	204,510	168,953

Denominator for diluted net earnings per share	43,304,814	44,452,066	44,516,036

Basic earnings per share	$0.36	$0.37	$0.27

Diluted earnings per share	$0.36	$0.36	$0.27